Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Disclosure of property plant and equipment

($ millions)	2020	2019
Exploration and evaluation assets at cost	1,736.1	1,848.1
Accumulated amortization	(1,649.7)	(1,602.6)
Net carrying amount	86.4	245.5

Reconciliation of movements during the year
Cost, beginning of year	1,848.1	2,325.0
Accumulated amortization, beginning of year	(1,602.6)	(1,852.4)
Net carrying amount, beginning of year	245.5	472.6

Net carrying amount, beginning of year	245.5	472.6
Acquisitions through business combinations, net	1.3	7.3
Additions	108.2	384.9
Dispositions	(0.2)	(101.9)
Transfers to property, plant and equipment	(198.0)	(380.6)
Amortization	(71.9)	(129.1)
Foreign exchange	1.5	(7.7)
Net carrying amount, end of year	86.4	245.5

($ millions)	2020	2019
Development and production assets	23,584.1	23,038.6
Corporate assets	120.7	117.2
Property, plant and equipment at cost	23,704.8	23,155.8
Accumulated depletion, depreciation and impairment	(19,332.8)	(15,314.2)
Net carrying amount	4,372.0	7,841.6

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	23,038.6	26,635.3
Accumulated depletion and impairment, beginning of year	(15,251.0)	(16,262.2)
Net carrying amount, beginning of year	7,787.6	10,373.1

Net carrying amount, beginning of year	7,787.6	10,373.1
Acquisitions through business combinations, net	0.2	8.7
Additions	504.2	1,075.7
Dispositions, net	(28.0)	(1,230.9)
Transfers from exploration and evaluation assets	198.0	380.6
Reclassified as assets held for sale	—	(195.0)
Depletion	(611.6)	(1,087.4)
Impairment	(3,557.8)	(1,466.4)
Foreign exchange	26.3	(70.8)
Net carrying amount, end of year	4,318.9	7,787.6

Cost, end of year	23,584.1	23,038.6
Accumulated depletion and impairment, end of year	(19,265.2)	(15,251.0)
Net carrying amount, end of year	4,318.9	7,787.6

Corporate assets
Cost, beginning of year	117.2	114.6
Accumulated depreciation, beginning of year	(63.2)	(57.5)
Net carrying amount, beginning of year	54.0	57.1

Net carrying amount, beginning of year	54.0	57.1
Additions	3.5	2.9
Depreciation	(4.4)	(5.9)
Foreign exchange	—	(0.1)
Net carrying amount, end of year	53.1	54.0

Cost, end of year	120.7	117.2
Accumulated depreciation, end of year	(67.6)	(63.2)
Net carrying amount, end of year	53.1	54.0

Schedule of Forecast Benchmark Commodity Prices And Exchange Rates for Impairment of Property, Plant and Equipment
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at March 31, 2020:

	2020 (1)	2021	2022	2023	2024	2025	2026	2027	2028	2029	2030 (3)
WTI ($US/bbl) (2)	29.17	40.45	49.17	53.28	55.66	56.87	58.01	59.17	60.35	61.56	62.79
Exchange Rate ($US/$Cdn)	0.707	0.728	0.745	0.747	0.748	0.750	0.750	0.750	0.750	0.750	0.750
WTI ($Cdn/bbl)	41.26	55.56	66.00	71.33	74.41	75.83	77.35	78.89	80.47	82.08	83.72
AECO ($Cdn/mmbtu) (2)	1.74	2.20	2.38	2.45	2.53	2.60	2.66	2.72	2.79	2.85	2.92
(1)Effective April 1, 2020.
(2)The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.
(3)Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2030 to the end of the reserve life. Exchange rates are assumed to be constant at 0.750.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at December 31, 2019:

	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029	2030 (2)
WTI ($US/bbl) (1)	61.00	63.75	66.18	67.91	69.48	71.07	72.68	74.24	75.73	77.24	78.79
Exchange Rate ($US/$Cdn)	0.760	0.770	0.785	0.785	0.785	0.785	0.785	0.785	0.785	0.785	0.785
WTI ($Cdn/bbl)	80.26	82.79	84.31	86.51	88.51	90.54	92.59	94.57	96.47	98.39	100.37
AECO ($Cdn/MMbtu) (1)	2.04	2.32	2.62	2.71	2.81	2.89	2.96	3.03	3.09	3.16	3.24
(1)The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.
(2)Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2030 to the end of the reserve life. Exchange rates are assumed to be constant at 0.785.
Schedule of Impairment Loss and Reversal of Impairment Loss
The following table summarizes the impairment expense for the year ended December 31, 2020 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment	Impairment, net of tax
Southeast Saskatchewan	Canada	2,500.0	15.00%	1,726.1	1,286.7
Southwest Saskatchewan	Canada	940.9	15.00%	866.7	646.1
Northern U.S.	U.S.	465.8	15.00%	549.7	410.0
Southern Alberta	Canada	489.2	15.00%	415.3	309.6
Total impairment		4,395.9		3,557.8	2,652.4
The following table summarizes the impairment expense for the year ended December 31, 2019 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment	Impairment, net of tax
Southeast Saskatchewan	Canada	4,087.0	15.00%	811.7	594.1
Southwest Saskatchewan	Canada	1,704.1	15.00%	333.5	244.1
Southern Alberta	Canada	858.0	15.00%	56.0	41.0
Northern Alberta	Canada	1.1	15.00%	6.6	4.8
Total impairment		6,650.2		1,207.8	884.0

Schedule of Impact on Income Before Tax For Changes in Discount Rate and Forecast Benchmark Commodity Price Estimates	The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at March 31, 2020, with all other variables held constant:

CGU	Discount Rate		Commodity Prices
($ millions)	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(139.3)	153.9	255.8	(251.4)
Southwest Saskatchewan	(55.5)	61.3	109.8	(108.9)
Northern U.S.	(35.8)	39.8	77.7	(79.4)
Southern Alberta	(31.6)	35.0	60.8	(64.0)
Increase (decrease)	(262.2)	290.0	504.1	(503.7)
The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at December 31, 2019, with all other variables held constant:

CGU ($ millions)	Discount Rate		Commodity Prices
	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(265.1)	291.8	489.8	(486.7)
Southwest Saskatchewan	(113.2)	124.7	215.7	(215.2)
Southern Alberta	(61.1)	67.3	118.2	(118.3)
Northern Alberta	(0.3)	0.3	0.6	(0.6)
Increase (decrease)	(439.7)	484.1	824.3	(820.8)